Consolidated Statements of Financial Position $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Current assets:
Cash and cash equivalents	$ 51,130,992	$ 25,828,215
Trade accounts and notes receivable, net of current portion	8,457,302	13,093,011
Other accounts and notes receivable, net	315,006	1,026,218
Income taxes receivable	6,691,366	7,261,999
Other recoverable taxes	6,593,730	9,417,978
Derivative financial instruments	11,237	127
Due from related parties	311,224	874,852
Transmission rights and programming	888,344	7,591,669
Inventories	1,448,278	2,212,859
Contract costs	1,918,287	1,782,723
Reimbursement receivable	1,431,486
Other current assets	2,379,571	4,169,299
Total current assets	81,576,823	73,258,950
Non-current assets:
Trade notes and accounts receivable, net of current portion	438,376	385,060
Due from related party	6,365,038
Derivative financial instruments	532,344	133,197
Transmission rights and programming	1,022,782	12,841,026
Investments in financial instruments	3,389,485	6,076,079
Investments in associates and joint ventures	50,450,949	26,704,235
Property, plant and equipment, net	82,236,399	87,922,126
Investment property, net	2,873,165
Right-of-use assets, net	6,670,298	7,604,567
Intangible assets and goodwill, net	41,123,587	42,255,881
Deferred income tax assets	18,769,968	33,173,148
Contract costs	3,399,939	3,215,591
Other assets	258,378	172,221
Total non-current assets	217,530,708	220,483,131
Total assets	299,107,531	293,742,081
Current liabilities:
Current portion of long-term debt	1,000,000	4,106,432
Interest payable	1,761,069	2,034,577
Current portion of lease liabilities	1,373,233	1,478,382
Derivative financial instruments	71,401	149,087
Trade accounts payable and accrued expenses	16,083,858	22,874,341
Customer deposits and advances	1,841,097	8,998,556
Income taxes payable	4,457,904	7,680,800
Other taxes payable	2,661,210	4,416,960
Employee benefits	1,384,808	2,332,260
Due to related parties	88,324	82,070
Current portion of deferred revenue	287,667
Provision for lawsuit settlement agreement	1,850,220
Other current liabilities	1,510,127	2,516,057
Total current liabilities	34,370,918	56,669,522
Non-current liabilities:
Long-term debt, net of current portion	104,240,650	121,685,710
Lease liabilities, net of current portion	6,995,839	8,202,177
Derivative financial instruments		23,798
Income taxes payable		104,825
Deferred revenue,net of current portion	5,178,014
Deferred income tax liabilities	1,249,475	2,210,609
Post-employment benefits	771,468	1,913,680
Other non-current liabilities	2,171,262	6,407,696
Total non-current liabilities	120,606,708	140,548,495
Total liabilities	154,977,626	197,218,017
EQUITY
Capital stock	4,836,708	4,836,708
Additional paid-in capital	15,889,819	15,889,819
Retained earnings	131,053,859	88,218,188
Accumulated other comprehensive loss, net	(10,823,878)	(13,621,992)
Shares repurchased	(12,648,558)	(14,205,061)
Equity attributable to stockholders of the Company	128,307,950	81,117,662
Non-controlling interests	15,821,955	15,406,402
Total equity	144,129,905	96,524,064
Total liabilities and equity	$ 299,107,531	$ 293,742,081